FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	June 30, 2003

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

Anthony G. Barbuto New York, NY, July 22, 2003

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		100

Form 13F Information Value Total:		$454,082

List of Other Managers Included:			0



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FORM 13F                                                  (SEC USE ONLY)

6/30/2003

Name of Reporting Manager

Item 6:                                           Item 8:
              Item 1:                     Item 2:   Item 3:       Item 4:      Item 5:
Investment Discretion                   Item 7:     Voting Authority Shares
                                          Title                    Fair       Shares of
(a) Sole  (b) Shared- (c) Shared-     Managers
          Name of Issuer                 of Class  Cusip No.    Market Value  Principal
As Defined    Other      See Instr. V  (a) Sole(b) Share(c) None
                                                         Instr. V

3M Co.                           (MMM)      COM   88579Y109        $6,771,450     52,500
X                               Wafra Investmen   X
A T & T Corp.                    (T)        COM   001957505          $472,973     24,570
X                              Wafra Investment   X
A T & T Wireless Group           (AWE)      COM   001957406          $324,550     39,531
X                               Wafra Investmen   X
Abercrombie & Fitch Co-Cl A      (ANF)      COM   002896207          $340,920     12,000
X                               Wafra Investmen   X
Adobe Systems Inc                (ADBE)     COM   00724F101        $1,795,920     56,000
X                               Wafra Investmen   X
Affiliated Computer SVCS-A       (ACS)      COM   008190100          $503,030     11,000
X                              Wafra Investment   X
Aflac Inc.                       (AFL)      COM   001055102        $3,782,250    123,000
X                              Wafra Investment   X
Altria Group Inc                 (MO)       COM   02209S103        $8,897,152    195,800
X                               Wafra Investmen   X
American Express Company         (AXP)      COM   025816109        $7,316,750    175,000
X                              Wafra Investment   X
American International Group     (AIG)      COM   026874107       $11,198,064    202,937
X                               Wafra Investmen   X
Amerisource Bergen Corp          (ABC)      COM   03073E105        $2,822,545     40,700
X                               Wafra Investmen   X
Amgen Inc.                       (AMGN)     COM   031162100        $8,954,652    135,800
X                               Wafra Investmen   X
Anadarko Petroleum Corp          (APC)      COM   032511107        $2,348,016     52,800
X                              Wafra Investment   X
Apache Corp.                     (APA)      COM   037411105        $4,676,643     71,882
X                              Wafra Investment   X
Applied Materials Inc.           (AMAT)     COM   038222105        $5,122,656    323,400
X                               Wafra Investmen   X
Bank of America Corp.            (BAC)      COM   060505104       $10,882,431    137,700
X                              Wafra Investment   X
Bed Bath & Beyond Inc            (BBBY)     COM   075896100        $4,821,444    124,200
X                               Wafra Investmen   X
Best Buy Co.                     (BBY)      COM   086516101        $6,493,572    147,850
X                               Wafra Investmen   X
C.H. Robison Worlwide Inc.       (CHRW)     COM   12541W100          $389,840     11,000
X                               Wafra Investmen   X
CSX Corp.                       (CSX)       COM   126408103        $4,513,500    150,000
X                               Wafra Investmen   X
CVS Corp.                        (CVS)      COM   126650100        $3,013,225    107,500
X                               Wafra Investmen   X
Cendant Corp.                    (CD)       COM   151313103        $6,820,536    372,300
X                               Wafra Investmen   X
Centurytel Inc.                  (CTL)      COM   156700106        $3,185,290     91,400
X                               Wafra Investmen   X
Cinergy                          (CIN)      COM   172474108        $4,635,540    126,000
X                              Wafra Investment   X
Cisco Systems Inc.               (CSCO)     COM   17275R102        $9,138,797    544,300
X                               Wafra Investmen   X
Citigroup Global Markets-ELKS    (EAP)      COM   173073701       $10,040,000  1,000,000
X                               Wafra Investmen   X
Citigroup Inc                    (C)        COM   172967101       $15,855,260    370,450
X                               Wafra Investmen   X
Coca-Cola Company                (KO)       COM   191216100       $10,043,124    216,400
X                              Wafra Investment   X
Dell Computer Corp.              (DELL)     COM   247025109        $6,931,568    217,700
X                              Wafra Investment   X
Dollar Tree Stores Inc.          (DLTR)     COM   256747106          $454,311     14,300
X                              Wafra Investment   X
Dominion Resources               (D)        COM   25746U109        $5,180,162     80,600
X                               Wafra Investmen   X
Dow Chemical                     (DOW)      COM   260543103        $5,272,488    170,300
X                               Wafra Investmen   X
Dun & Bradstreet Corp.           (DNB)      COM   26483E100          $431,550     10,500
X                               Wafra Investmen   X
EMC Corp/Mass                    (EMC)      COM   268648102          $771,639     73,700
X                               Wafra Investmen   X
Exxon Mobil Corporation          (XOM)      COM   30231G102       $14,365,077    400,030
X                              Wafra Investment   X
FMC Technologies                 (FTI)      COM   30249U101          $263,125     12,500
X                               Wafra Investmen   X
Fannie Mae                       (FNM)      COM   313586109        $4,842,192     71,800
X                               Wafra Investmen   X
Fastenal                        (FAST)      COM   311900104          $356,370     10,500
X                               Wafra Investmen   X
First Republic Bank              (FRC)      COM   336158100          $619,780     23,300
X                               Wafra Investmen   X
Forest Laboratories              (FRX)      COM   345838106        $5,726,850    104,600
X                               Wafra Investmen   X
Gallagher & Co.                  (AJG)      COM   363576109          $280,160     10,300
X                               Wafra Investmen   X
Gannett Co.                      (GCI)      COM   364730101        $3,441,088     44,800
X                               Wafra Investmen   X
Gap Inc.                         (GPS)      COM   364760108        $6,040,720    322,000
X                               Wafra Investmen   X
General Electric Co.             (GE)       COM   369604103       $16,780,668    585,100
X                               Wafra Investmen   X
Gilead Sciences Inc              (GILD)     COM   375558103        $6,693,775    120,500
X                               Wafra Investmen   X
Glaxosmithkline Plc              (GSK)      COM   37733W105        $1,114,850     27,500
X                               Wafra Investmen   X
HPL Technologies (restricted cert) (HPLA)   COM   40426C105           $21,583    107,913
X                               Wafra Investmen   X
Harley-Davidson Inc.             (HDI)      COM   412822108        $3,085,164     77,400
X                              Wafra Investment   X
Home Depot Inc.                  (HD)       COM   437076102        $6,991,632    211,100
X                               Wafra Investmen   X
Idec Pharmaceuticals Corp.       (IDPH)     COM   449370105          $356,580     10,500
X                               Wafra Investmen   X
Ingersoll-Rand Co.               (IR)       COM   G4776G101        $4,149,964     87,700
X                               Wafra Investmen   X
Int'l Business Machines Corp.    (IBM)      COM   459200101        $9,462,750    114,700
X                              Wafra Investment   X
Intel Corp.                      (INTC)     COM   458140100       $10,396,676    499,600
X                              Wafra Investment   X
Johnson & Johnson                (JNJ)      COM   478160104       $11,001,760    212,800
X                               Wafra Investmen   X
Kohls Corp.                      (KSS)      COM   500255104        $4,829,720     94,000
X                              Wafra Investment   X
Lam Research Corp.               (LRCX)     COM   512807108          $392,590     21,500
X                               Wafra Investmen   X
Lowe's Companies                 (LOW)      COM   548661107        $5,802,545    135,100
X                               Wafra Investmen   X
Marsh & McLennan Co.             (MMC)      COM   571748102        $6,138,614    120,200
X                               Wafra Investmen   X
Masco                            (MAS)      COM   574599106        $4,963,185    208,100
X                              Wafra Investment   X
Medtronics Inc.                  (MDT)      COM   585055106        $7,087,568    147,750
X                              Wafra Investment   X
Merck & Co. Inc.                 (MRK)      COM   589331107        $5,491,885     90,700
X                               Wafra Investmen   X
Microchip Tech.                  (MCHP)     COM   595017104          $472,725     19,100
X                              Wafra Investment   X
Microsoft Corp.                  (MSFT)     COM   594918104       $16,599,336    647,400
X                               Wafra Investmen   X
Morgan Stanley                   (MWD)      COM   617446448        $5,916,600    138,400
X                               Wafra Investmen   X
New York Community Bank          (NYB)      COM   649445996          $449,906     15,466
X                               Wafra Investmen   X
Nike Inc.                        (NKE)      COM   654106103        $4,974,570     93,000
X                               Wafra Investmen   X
North Fork Bank                  (NFB)      COM   659424105        $2,622,620     77,000
X                               Wafra Investmen   X
Pfizer Inc.                      (PFE)      COM   717081103       $14,109,926    413,175
X                               Wafra Investmen   X
Pier 1 Imports Inc.              (PIR)      COM   720279108          $336,600     16,500
X                               Wafra Investmen   X
Procter & Gamble Co              (PG)       COM   742718109        $9,417,408    105,600
X                              Wafra Investment   X
Prudential Financial Inc.        (PRU)      COM   744320102        $4,727,825    140,500
X                               Wafra Investmen   X
Qualcomm Inc.                    (QCOM)     COM   747525103        $5,750,400    160,000
X                               Wafra Investmen   X
RF Mico Devices                  (RFMD)     COM   749941100          $218,300     37,000
X                               Wafra Investmen   X
Ross Stores Inc                  (ROST)     COM   778296103          $429,600     10,000
X                              Wafra Investment   X
SBC Communications Inc.          (SBC)      COM   78387G103        $5,480,475    214,500
X                              Wafra Investment   X
Sandisk Corp.                    (SNDK)     COM   80004C101          $507,125     12,500
X                              Wafra Investment   X
Sealed Air                       (SEE)      COM   81211K100        $4,351,358     91,300
X                               Wafra Investmen   X
Sei Investments Company          (SEIC)     COM   784117103          $431,865     13,500
X                               Wafra Investmen   X
Sicor Inc.                       (SCRI)     COM   825846108          $353,916     17,400
X                               Wafra Investmen   X
Sonoco Products Co.              (SON)      COM   835495102          $324,270     13,500
X                               Wafra Investmen   X
Southwest Airlines               (LUV)      COM   844741108        $2,072,084    120,470
X                              Wafra Investment   X
Sprint Corp (Fon Group)          (FON)      COM   852061100          $691,200     48,000
X                               Wafra Investmen   X
Steris Corp.                     (STE)      COM   859152100          $272,462     11,800
X                               Wafra Investmen   X
Sun Microsystems Inc.            (SUNW)     COM   866810104          $550,560    118,400
X                               Wafra Investmen   X
Sysco Corp.                     (SYY)       COM   871829107        $3,547,724    118,100
X                               Wafra Investmen   X
Texas Instruments                (TXN)      COM   882508104        $3,333,440    189,400
X                               Wafra Investmen   X
Textron Inc.                     (TXT)      COM   883203101        $3,468,878     88,900
X                               Wafra Investmen   X
Travelers Property Casualty 'A'  (TAP/A)    COM   89420G109          $219,064     13,778
X                               Wafra Investmen   X
Travelers Property Casualty 'B'  (TAP/B)    COM   89420G406          $446,449     28,310
X                               Wafra Investmen   X
Verizon Communications           (VZ)       COM   92343V104        $6,360,681    161,234
X                               Wafra Investmen   X
Viacom Inc 'B'                   (VIA/B)    COM   925524308        $6,068,740    139,000
X                               Wafra Investmen   X
Wal-Mart Stores Inc.             (WMT)      COM   931142103        $9,258,075    172,500
X                               Wafra Investmen   X
Warp Technology Holdings Inc     (WRPT)     COM   93464M105          $274,532    885,588
X                               Wafra Investmen   X
Washington Mutual                (WM)       COM   939322103        $6,265,210    151,700
X                               Wafra Investmen   X
Wellpoint Health Networks        (WLP)      COM   94973H108        $3,936,810     46,700
X                               Wafra Investmen   X
Wells Fargo Company              (WFC)      COM   949746101        $5,896,800    117,000
X                               Wafra Investmen   X
Westwood One Inc.                (WON)      COM   961815107          $383,409     11,300
X                               Wafra Investmen   X
Weyerhaeuser Co.                 (WY)       COM   962166104        $5,043,600     93,400
X                               Wafra Investmen   X
XTO Energy Inc                   (XTO)      COM   98385X106          $348,567     17,333
X                               Wafra Investmen   X
Yahoo! Inc.                      (YHOO)     COM   984332106        $3,270,000    100,000
X                               Wafra Investmen   X
Column Total                                                     $454,081,827 14,223,867

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